Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 10: Share-Based Compensation

We issue time-vesting restricted stock units and restricted stock (“RSUs”), nonqualified stock options (“options”), performance-vesting restricted stock units and restricted stock (collectively, “performance shares”) and deferred share units (“DSUs”). We recognized share-based compensation expense of $25 million and $16 million during the three months ended March 31, 2017 and 2016, respectively, which included amounts reimbursed by hotel owners. As of March 31, 2017, unrecognized compensation costs for unvested awards was approximately $171 million, which is expected to be recognized over a weighted-average period of 2.4 years on a straight-line basis. As of March 31, 2017, there were 29,922,923 shares of common stock available for future issuance.

All share and share-related information have been adjusted to reflect the Reverse Stock Split. See Note 1: “Organization and Basis of Presentation” for additional information.

Effect of the Spin-offs on Equity Awards

In connection with the spin-offs, the outstanding share-based compensation awards held by employees transferring to Park and HGV were converted to equity awards in Park and HGV stock, respectively.

Share-based compensation awards of employees remaining at Hilton were adjusted using a conversion factor in accordance with the anti-dilution provisions of the 2013 Omnibus Incentive Plan with the intent to preserve the intrinsic value of the original awards (the “Conversion Factor”). The adjustments were determined by comparing the fair value of such awards immediately prior to the spin-offs to the fair value of such awards immediately after and resulted in no incremental compensation expense. Equity awards that were adjusted generally remain subject to the same vesting, expiration and other terms and conditions as applied to the awards immediately prior to the spin-offs.

RSUs

The following table summarizes the activity of our RSUs during the three months ended March 31, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2016	1,624,541	$65.24
Conversion from performance shares upon completion of the spin-offs(1)	671,604	72.42
Effect of the spin-offs	439,113	57.60
Granted	1,313,783	58.02
Vested	(876,145)	47.19
Forfeited	(47,971)	47.97

Outstanding as of March 31, 2017(2)	3,124,925	52.01

(1)	Represents all performance shares outstanding as of December 31, 2016.
(2)	The weighted average grant date fair value was adjusted to reflect the Conversion Factor.

The RSUs granted during the three months ended March 31, 2017 generally vest in equal annual installments over two or three years from the date of grant.

Options

The following table summarizes the activity of our options during the three months ended March 31, 2017:

	Number of Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2016	1,076,031	$66.83
Effect of the spin-offs	251,145	57.60
Granted	710,967	58.02
Exercised	(10,681)	45.35
Forfeited, canceled or expired	(2,146)	57.99

Outstanding as of March 31, 2017(1)	2,025,316	50.89

Exercisable as of March 31, 2017(1)	793,005	48.23

(1)	The weighted average exercise price was adjusted to reflect the Conversion Factor.

The options granted during 2017 vest over three years from the date of grant and terminate 10 years from the date of grant or earlier if the individual’s service terminates under certain circumstances.

The grant date fair value of the options granted during the three months ended March 31, 2017 was $13.86, which was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

Expected volatility(1)	24.00%
Dividend yield(2)	1.03%
Risk-free rate(3)	2.03%
Expected term (in years)(4)	6.0

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
(2)	Estimated based on the expected annualized dividend payment at the date of grant.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

Performance Shares

As of December 31, 2016, we had outstanding performance awards based on a measure of the Company’s total shareholder return relative to the total shareholder returns of members of a peer company group (“relative shareholder return”) and based on the Company’s earnings before interest expense, income taxes and depreciation and amortization (“EBITDA”) compound annual growth rate (“CAGR”) (“EBITDA CAGR”). Upon completion of the spin-offs, we converted all 671,604 outstanding performance shares to RSUs based on a 100 percent achievement percentage with the same vesting periods as the original awards, and as of March 31, 2017, there were no outstanding performance shares based on relative shareholder return.

During the three months ended March 31, 2017, we issued performance shares with 50 percent of the shares subject to achievement based on the Company’s free cash flow (“FCF”) per share CAGR (“FCF CAGR”) and the other 50 percent of the shares subject to achievement based on the Company’s EBITDA CAGR. The performance shares are settled at the end of the three-year performance period. We determined that the performance condition for these awards is probable of achievement and, as of March 31, 2017, we recognized compensation expense based on the anticipated achievement percentage of 100 percent.

The following table summarizes the activity of our performance shares during the three months ended March 31, 2017:

	EBITDA CAGR		FCF CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2016	335,802	$68.09	—	N/A
Conversion to RSUs upon completion of the spin-offs	(335,802)	68.09	—	N/A
Granted	169,843	58.02	169,812	$58.02

Outstanding as of March 31, 2017	169,843	58.02	169,812	58.02

Note 17: Share-Based Compensation

We recorded share-based compensation expense of $81 million, $147 million and $69 million during the years ended December 31, 2016, 2015 and 2014, respectively, which includes amounts reimbursed by hotel owners. The total tax benefit recognized related to this compensation expense was $31 million, $31 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively. Share-based compensation expense for the years ended December 31, 2015 and 2014 included compensation expense that was recognized when certain remaining awards granted in connection with our initial public offering vested during 2015 and 2014. Additionally, we terminated a cash-based, long-term incentive plan and reversed the associated accruals resulting in a reduction of compensation expense for the year ended December 31, 2014. As of December 31, 2016 and 2015, we accrued $15 million and $7 million, respectively, in accounts payable, accrued expenses and other in our consolidated balance sheets for certain awards settled in cash.

As of December 31, 2016, unrecognized compensation costs for unvested awards was approximately $83 million, which is expected to be recognized over a weighted-average period of 1.7 years on a straight-line basis. There were 21,823,633 shares of common stock available for future issuance under the Stock Plan as of December 31, 2016.

All share and share-related information have been adjusted to reflect the Reverse Stock Split. See Note 1: “Organization” for further discussion.

RSUs

The following table provides information about our RSU grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Number of shares granted	1,169,238	679,546	1,883,454
Weighted average grant date fair value per share	$59.73	$82.38	$64.59
Fair value of shares vested (in millions)(1)	$40	$90	$—

(1)	The fair value of shares vested during the year ended December 31, 2014 was less than $1 million.

The following table summarizes the activity of our RSUs during the year ended December 31, 2016:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2015	1,246,084	$73.44
Granted	1,169,238	59.73
Vested	(683,262)	70.50
Forfeited	(107,519)	66.90

Outstanding as of December 31, 2016	1,624,541	65.24

Options

The following table provides information about our option grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Number of options granted	503,150	309,528	334,530
Weighted average exercise price per share	$58.83	$82.38	$64.59
Weighted average grant date fair value per share	$16.41	$25.17	$22.74

The grant date fair value of each of these option grants was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	32.00%	28.00%	33.00%
Dividend yield(2)	1.43%	—%	—%
Risk-free rate(3)	1.36%	1.67%	1.85%
Expected term (in years)(4)	6.0	6.0	6.0

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
(2)	Estimated based on the expected annualized dividend payment at the date of grant. For the 2014 and 2015 options, we had no plans to pay dividends during the expected term at the time of grant.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Estimated using the average of the vesting periods and the contractual term of the options.

The following table summarizes the activity of our options during the year ended December 31, 2016:

	Number of Shares	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2015	616,832	$73.47
Granted	503,150	58.83
Exercised	(5,724)	64.59
Forfeited, canceled or expired	(38,227)	69.03

Outstanding as of December 31, 2016	1,076,031	66.83

Exercisable as of December 31, 2016	293,517	70.57

The weighted average remaining contractual term for options outstanding as of December 31, 2016 was 8.2 years.

Performance Shares

In November 2016, we modified our performance shares whereby we will convert the performance shares granted in 2015 and 2016 to RSUs based on a 100 percent achievement percentage with the same vesting periods as the original awards contingent upon the occurrence of the spin-offs, which was determined to be 100 percent probable. We recognized $0.3 million of incremental expense related to the modification of these grants during the year ended December 31, 2016. We will recognize additional expense of $5.6 million from the modification over the remaining terms of the awards.

The following table provides information about our performance share grants for the last three fiscal years:

	Year Ended December 31,
	2016	2015	2014
Relative Shareholder Return:
Number of shares granted	300,784	204,523	176,661
Weighted average grant date fair value per share	$62.43	$98.94	$70.68
Fair value of shares vested (in millions)	$16	$—	$—

EBITDA CAGR:
Number of shares granted	300,784	204,523	176,661
Weighted average grant date fair value per share	$58.83	$82.38	$64.59
Fair value of shares vested (in millions)	$12	$—	$—

The grant date fair value of each of the performance shares based on relative shareholder return was determined using a Monte Carlo simulation valuation model with the following assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected volatility(1)	31.00%	24.00%	30.00%
Dividend yield(2)	—%	—%	—%
Risk-free rate(3)	0.92%	1.04%	0.70%
Expected term (in years)(4)	2.8	2.8	2.8

(1)	Due to limited trading history for our common stock, we did not have sufficient information available on which to base a reasonable and supportable estimate of the expected volatility of our share price. As a result, we used an average historical volatility of our peer group over a time period consistent with our expected term assumption. Our peer group was determined based upon companies in our industry with similar business models and is consistent with those used to benchmark our executive compensation.
(2)	As dividends are assumed to be reinvested in shares of common stock and dividends will not be paid to the participants of the performance shares unless the shares vest, we utilized a dividend yield of zero percent.
(3)	Based on the yields of U.S. Department of Treasury instruments with similar expected lives.
(4)	Midpoint of the 30-calendar day period preceding the end of the performance period.

The following table summarizes the activity of our performance shares during the year ended December 31, 2016:

	Relative Shareholder Return		EBITDA CAGR
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2015	366,361	$86.37	366,361	$74.49
Granted	300,784	62.43	300,784	58.83
Vested	(152,835)	70.68	(152,835)	64.59
Forfeited or canceled	(178,508)	77.58	(178,508)	68.61

Outstanding as of December 31, 2016	335,802	76.74	335,802	68.09

DSUs

During the years ended December 31, 2016 and 2015, we issued to our independent directors 11,393 and 6,179 DSUs, respectively, with grant date fair values of $66.12 and $84.96, respectively.